Benefits offered to employees (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total obligations	R$ 618	R$ 620
Fair value of plan assets	(67)	(53)
Consolidated net balance (non-current liabilities)	551	567
Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Total obligations	293	252
Defined Benefit [Member] | Novamont Braskem America [Member]
IfrsStatementLineItems [Line Items]
Total obligations	70	57
Defined Benefit [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Total obligations	33	30
Defined Benefit [Member] | Braskem Alemanha And Netherlands [Member]
IfrsStatementLineItems [Line Items]
Total obligations	190	165
Health Care Plan [Member] | Bradesco Saude [Member]
IfrsStatementLineItems [Line Items]
Total obligations	R$ 325	R$ 368